Leasing Arrangements – Lessee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leasing Arrangements – Lessee [Line Items]
Short-term leases	12 months
Additions to right-of-use assets	$ 7,201	$ 584,671
Rental commitment	1,251,339
Cash outflow for leases	$ 1,230,580	$ 1,601,454
Bottom of Range [Memer]
Leasing Arrangements – Lessee [Line Items]
Lease agreement term	2 years
Top of Range [Member]
Leasing Arrangements – Lessee [Line Items]
Lease agreement term	15 years